Financial Information of Colony Bankcorp, Inc (Parent Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Cash	$ 9,063,437	$ 9,271,705
Premises and Equipment, Net	24,916,106	25,750,235
Other	21,489,957	26,643,467
Total Assets	1,139,396,781	1,195,376,436
Liabilities [Abstract]
Other	4,723,723	3,549,354
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	1,139,396,781	1,195,376,436
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Expenses [Abstract]
Salaries and Employee Benefits	15,564,893	14,632,693	14,096,698
Income Before Income Taxes (Benefits)	3,842,149	3,637,478	15,002
Income Tax Benefits	(1,200,851)	(1,103,883)	459,214
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	1,205,913	1,133,595	(925,784)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	2,641,298	2,533,595	474,216
Other Comprehensive Income, Net of Tax [Abstract]
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	581,742	5,043,126	(25,764)
Cash Flows from Operating Activities [Abstract]
Net Income	2,641,298	2,533,595	474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities [Abstract]
Cash Flow from Operating Activities	22,806,632	15,159,896	27,354,611
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(845,338)	(397,825)	(490,256)
Cash Flows from Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	0	0	5,078,255
Net Cash Flows from Financing Activities	(56,300,381)	(84,614,742)	(30,708,212)
Net Increase (Decrease) in Cash and Cash Equivalents	(34,126,009)	29,222,173	11,720,927
Cash and Cash Equivalents, Beginning	83,371,842	54,149,669	42,428,742
Cash and Cash Equivalents, Ending	49,245,833	83,371,842	54,149,669
Colony Bankcorp, Inc. [Member]
ASSETS [Abstract]
Cash	494,432	1,051,904
Premises and Equipment, Net	1,284,968	1,378,395
Investment in Subsidiary, at Equity	119,646,209	118,289,024
Other	821,145	437,414
Total Assets	122,246,754	121,156,737
Liabilities [Abstract]
Dividends Payable	1,610,385	175,000
Other	648,202	139,927
Liabilities Total	2,258,587	314,927
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	122,246,754	121,156,737
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Income [Abstract]
Dividends from Subsidiary	17,372	15,265	15,536
Management Fees	590,422	505,414	455,241
Other	101,397	98,180	119,776
Income total	709,191	618,859	590,553
Expenses [Abstract]
Interest	554,004	508,081	516,170
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	735,919	734,104	761,873
Other	558,151	656,914	807,209
Expenses total	1,850,324	1,901,349	2,087,502
Income Before Income Taxes (Benefits)	(1,141,133)	(1,282,490)	(1,496,949)
Income Tax Benefits	365,691	425,605	532,823
Loss Before Equity in Undistributed Earnings of Subsidiary	(775,442)	(856,885)	(964,126)
Equity in Undistributed Earnings of Subsidiary	3,416,740	3,390,480	1,438,342
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	1,205,913	1,133,595	(925,784)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	2,641,298	2,533,595	474,216
Other Comprehensive Income, Net of Tax [Abstract]
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	581,742	5,043,126	(25,764)
Cash Flows from Operating Activities [Abstract]
Net Income	2,641,298	2,533,595	474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities [Abstract]
Depreciation and Amortization	93,427	112,651	194,918
Equity in Undistributed Earnings of Subsidiary	(3,416,740)	(3,390,480)	(1,438,342)
Other	124,543	24,977	(260,318)
Cash Flow from Operating Activities	(557,472)	(719,257)	(1,029,526)
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	0	(1,900)	(31,877)
Cash Flows from Financing Activities [Abstract]
Dividends Paid on Preferred Stock	0	(1,400,000)	(1,400,000)
Proceeds from Issuance of Common Stock	0	0	5,078,255
Net Cash Flows from Financing Activities	0	(1,400,000)	3,678,255
Net Increase (Decrease) in Cash and Cash Equivalents	(557,472)	(2,121,157)	2,616,852
Cash and Cash Equivalents, Beginning	1,051,904	3,173,061	556,209
Cash and Cash Equivalents, Ending	$ 494,432	$ 1,051,904	$ 3,173,061